Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Explanatory Note Regarding Reincorporation: The registrant, a Nevada corporation, originally filed this registration statement under the name TraQiQ, Inc., a California corporation. On January 10, 2024, the registrant completed the reincorporation of the registrant in the state of Nevada through the merger of the registrant with and into Titan Environmental Solutions Inc., a wholly-owned, newly-formed Nevada subsidiary formed specifically for this purpose.
Entity Registrant Name	TITAN ENVIRONMENTAL SOLUTIONS INC.
Entity Central Index Key	0001514056
Entity Primary SIC Number	4212
Entity Tax Identification Number	30-0580318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1931 Austin Drive Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	775-7400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1931 Austin Drive Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	775-7400
Contact Personnel Name	Glen Miller